Post-employment benefits for associates - Healthcare cost trend rate assumptions used for other post-employment benefits (Details) - Other post-employment benefit plans	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed for next year (as a percent)	6.00%	6.30%	6.20%
Rate to which the cost trend rate is assumed to decline (as a percent)	4.50%	4.50%	4.50%